Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Schedule of details of provisions in the consolidated balance sheet

	12/31/2018	12/31/2019

Provisions for pensions and similar obligations	4,370	6,406
Provisions for tax and legal matters	1,516	1,558
Provisions for off-balance sheet risk	852	1,075
Other provisions	62	65
Provisions	6,800	9,104

Schedule of changes in provisions

	2017					2018					2019
	Provisions		Provisions			Provisions	Provisions	Provisions			Provisions	Provisions	Provisions
	for Pensions	Provisions	for Off-			for Pensions	for Tax and	for Off-			for Pensions	for Tax and	for Off-
	and Similar	for Tax and	Balance-	Other		and Similar	Legal	Balance-	Other		and Similar	Legal	Balance-	Other
	Obligations	Legal Matters	Sheet Risk	Provisions	Total	Obligations	Matters	Sheet Risk	Provisions	Total	Obligations	Matters	Sheet Risk	Provisions	Total

Balance at the beginning of year (as originally presented)	3,972	1,306	874	1,050	7,202	3,860	1,072	1,032	766	6,730	4,370	1,516	852	62	6,800
Adjustments on initial adoption of IFRS 9	—	—	—	—	—	—	—	(32)	—	(32)	—	—	—	—	—
Beginning balance as of January 1 (restated)	3,972	1,306	874	1,050	7,202	3,860	1,072	1,000	766	6,698	4,370	1,516	852	62	6,800
Additions charged (credited) to net income:
Interest expense and similar charges	332	—	—	—	332	359	—	—	—	359	415	—	—	—	415
Personnel expenses – Defined Benefit Plan	146	—	—	—	146	157	—	—	—	157	147	—	—	—	147
Personnel expenses – Defined Contribution Plan (Note 42)	330	—	—	—	330	373	—	—	—	373	410	—	—	—	410
Other	51	—	—	—	51	129	—	—	—	129	257	—	—	—	257
Actuarial (gains)/losses recognized in the year in other comprehensive income	(666)	—	—	—	(666)	(260)	—	—	—	(260)	1,673	—	—	—	1,673
Period provisions	—	197	158	31	386	—	576	(148)	5	433	—	353	223	5	581
Contributions from the employer	225	—	—	—	225	246	—	—	—	246	118	—	—	—	118
Payments to pensioners and pre-retirees with a charge to internal provisions	(191)	—	—	—	(191)	(234)	—	—	—	(234)	(348)	—	—	—	(348)
Other payments (*)	—	(431)	—	(315)	(746)	—	(284)	—		(284)	—	—	—		—
Payments to Defined Contribution Plan	(330)	—	—	—	(330)	(347)	—	—	—	(347)	(636)	(311)	—	—	(947)
Recognition of pension obligations from acquisition of SANTEC	—	—	—	—	—	95	—	—	—	95	—	—	—	—	—
Transfers and other changes	(9)	—	—	—	(9)	(8)	152	—	(709)	(565)	—	—	—	(2)	(2)
Balances at the end of year	3,860	1,072	1,032	766	6,730	4,370	1,516	852	62	6,800	6,406	1,558	1,075	65	9,104

(*)Included in these amounts are payments made by the Bank to the Mexican Tax Administration Service of 5 million pesos in 2017, 1 million pesos in 2018 and 3 million pesos in 2019 due to the fact that the Bank was not withholding income tax in transactions with financial derivative instruments with certain counterparties.

Schedule of Provision for pensions and similar obligations

	12/31/2018	12/31/2019

Provisions for post-employment plans
Of which: Defined benefit pension plan	4,322	6,328
Provisions for defined contribution pension plan	48	78
Provisions for pensions and similar obligations	4,370	6,406

Schedule of actuarial assumptions used to calculate defined benefit obligations

	Defined Benefit Pension Plan
	12/31/2018	12/31/2019

Annual discount rate	9.5%	7.3%
Mortality tables	EMSSA 1997 and 2009	EMSSA 1997 and 2009
Expected return on plan assets	9.5%	7.3%
Cumulative annual INPC growth	3.5%	3.5%
Annual salary increase rate	4.5%	4.5%
Annual minimum salary increase rate	3.5%	4.0%
Medical cost trend rates	5.0%	5.0%

Schedule of funding status of the defined benefit obligations

	Defined Benefit
	Pension Plan
	12/31/2018	12/31/2019

Present value of the obligations:
Pension plan	2,032	2,567
Post-employment benefits	3,644	5,127
Long-term benefits	842	702
	6,518	8,396
Less:
Fair value of plan assets	(2,196)	(2,068)

Provisions – Provisions for pensions	4,322	6,328
Of which:
Internal provisions for pensions	4,322	6,328

Schedule of defined benefit obligation recognised in consolidated income statement

	Defined Benefit
	Pension Plan
	2017	2018	2019

Current service cost (Note 42)	146	157	147
Interest cost (net)	332	359	415
Other	51	129	257
	529	645	819

Schedule of changes in the present value of the accrued defined benefit obligations

	Defined Benefit
	Pension Plans
	2018	2019

Present value of the obligations at the beginning of year	6,731	6,518
Current service cost (Note 42)	157	147
Interest cost	592	585
Benefits paid	(735)	(983)
Actuarial (gains)/losses	(321)	2,129
Recognition of defined benefit obligations from acquisition of Santander Tecnología México	95	—
Other	(1)	—
Present value of the obligations at the end of year	6,518	8,396

Schedule of changes in fair value of plan assets

	Defined Benefit
	Pension Plan
	2018	2019

Fair value of plan assets at the beginning of year	2,901	2,196
Actual return on plan assets	43	347
Transfer of funds to defined contribution plan	(246)	(346)
Benefits paid	(502)	(129)

Fair value of plan assets at the end of year	2,196	2,068

Schedule of categories of plan assets as a percentage of total plan assets

	Defined Benefit
	Pension Plan
	12/31/2018	12/31/2019

Equity instruments	33%	34%
Cash and debt instruments	67%	66%

Schedule of off-balance-sheet risks

	12/31/2018	12/31/2019

Available lines of credit cards and non-revolving consumer loans	718	965
Guarantees and loan commitments of commercial and public sector loans	134	110
	852	1,075

Schedule of Provisions for off balance sheet risks by stages

As of December 31, 2019, the breakdown of the Provisions for off-balance sheet risks by stages is as follows:

	Provision for off-balance sheet risk
	Stage 1	Stage 2	Stage 3	Total

Available lines of credit cards and non-revolving consumer loans	859	91	15	965

Guarantees, documentary credits and loan commitments of commercial loans of small and medium-sized enterprises (SMEs)	57	53	—	110

Total	916	144	15	1,075

Schedule of disclosure of transfers between stages of the Provisions for off balance sheet risks.

As of December 31, 2019, the transfers between stages of the Provisions for off-balance sheet risks is as follows:

	Provision for off-balance sheet risk
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2019:	705	131	16	852

Financial assets derecognized during the period other than write-offs	—	—	—	—
Write-offs	—	—	—	—
Originated financial assets	—	—	—	—
Foreign exchange and other movements	211	13	(1)	223

As of December 31, 2019	916	144	15	1,075